PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

NOTE 18 - PROPERTY, PLANT AND EQUIPMENT

Property, plant, and equipment items refer substantially to the infrastructure for generating electricity and corporate assets.

The following shows the movement of property, plant, and equipment:

		Buildings,
	Dams,	civil works	Machines
	reservoirs and	and	and			Right of
	water mains	improvements	equipment	Impairment	In progress	Use	Others	Total
Average depreciation rate pa	2.00%	2.50%	3.30%	—	—	3.50%	5.80%	—
Costs	22,752,509	10,977,909	43,366,208	—	2,716,242	2,052,882	499,472	82,365,222
Accumulated Depreciation and Impairment	(11,286,218)	(5,620,539)	(26,900,142)	(2,536,835)	—	(1,097,733)	(184,050)	(47,625,517)
Balance on December 31, 2022	11,466,291	5,357,370	16,466,066	(2,536,835)	2,716,242	955,149	315,422	34,739,705
Acquisition of investee control	2,973,633	1,127,662	203,498	—	13,028	378	255,049	4,573,248
Addition	532	11,764	216,012	(1,073,345)	3,847,094	12,075	(217,628)	2,796,504
Write-offs	(19,443)	(155)	(53,134)	73,635	(28,670)	(5,371)	(18,278)	(51,416)
Depreciation	(602,937)	(290,467)	(952,293)	—	—	(92,403)	(37,300)	(1,975,400)
Transfers assets held for sale	(167,687)	(140,959)	(3,929,766)	1,829,696	(462,734)	(710,857)	(3,740)	(3,586,047)
Transfers	(287,158)	61,351	431,611	(62,721)	(1,584,868)	—	750,612	(691,173)
Balance on December 31, 2023	13,363,232	6,126,565	12,381,994	(1,769,570)	4,500,092	158,971	1,044,137	35,805,421
Costs	25,243,381	11,940,669	37,765,942	—	4,500,092	1,350,009	1,323,410	82,123,503
Accumulated Depreciation and Impairment	(11,880,149)	(5,814,104)	(25,383,948)	(1,769,570)	—	(1,191,038)	(279,273)	(46,318,082)

		Buildings,
	Dams,	civil works	Machines
	reservoirs and	and	and			Right of
	water mains	improvements	equipment	Impairment	In progress	Use	Others	Total
Average depreciation rate per year	2.60%	3.39%	3.32%	—	—	6.22%	1.10%	—
Costs	15,418,627	8,214,167	42,054,751	—	17,484,344	2,112,362	742,900	86,027,151
Accumulated Depreciation and Impairment	(9,005,632)	(5,329,002)	(29,828,945)	(6,963,604)	—	(1,068,058)	(463,929)	(52,659,170)
Balance on December 31, 2021	6,412,995	2,885,165	12,225,806	(6,963,604)	17,484,344	1,044,304	278,971	33,367,981
Effects of deconsolidation	(1,283)	(492,840)	(3,124,977)	4,508,764	(14,600,061)	(8,514)	(41,624)	(13,760,535)
Acquisition of control - MESA	6,506,951	3,532,292	7,329,149	—	141,896	2,023	348,979	17,861,290
Addition	—	—	249,346	(287,874)	2,014,982	17,254	3,125	1,996,833
Write-offs	(1,675,657)	(462,751)	(1,149,201)	205,879	(150,362)	(84)	(204,808)	(3,436,984)
Depreciation	(495,697)	(212,702)	(766,561)	—	—	(99,806)	(70,177)	(1,644,943)
Transfers	718,982	108,206	1,702,504	—	(2,174,557)	(28)	956	356,063
Balance on December 31, 2022	11,466,291	5,357,370	16,466,066	(2,536,835)	2,716,242	955,149	315,422	34,739,705
Costs	22,752,509	10,977,909	43,366,208	—	2,716,242	2,052,882	499,472	82,365,222
Accumulated Depreciation and Impairment	(11,286,218)	(5,620,539)	(26,900,142)	(2,536,835)	—	(1,097,733)	(184,050)	(47,625,517)

Accounting Policy

Fixed assets are initially measured at their cost. Cost includes expenses directly attributed to the acquisition, construction of the assets and expenses for putting the asset into operation. Subsequently, fixed assets are deducted by depreciation and impairment loss, if verified, see note 20. Property, plant and equipment items refer substantially to the electricity generation infrastructure of the Company’s concessions. Depreciation of these assets begins when they are ready to operate, being recognized linearly based on the estimated useful life of each asset and the residual value of these assets at the end of the concessions. The Company considers that the useful life estimated by ANEEL for fixed assets items adequately expresses the useful life of the assets, so it adopts the depreciation rates determined by ANEEL. The Company’s electricity transmission infrastructure is not classified in Fixed Assets, due to the contractual characteristics of the concessions. The rights to consideration originating from the construction of transmission projects are recorded in the item Contractual Transmission Asset, see note 16. Right of Use assets are also depreciated linearly, by the contractual terms of leases.